Stockholders' Deficit (Details) - USD ($)													1 Months Ended	2 Months Ended		6 Months Ended		12 Months Ended
	May 05, 2026	Apr. 02, 2026	Jan. 01, 2026	Dec. 12, 2025	Dec. 01, 2025	Nov. 04, 2025	Sep. 09, 2025	Sep. 03, 2025	Sep. 01, 2025	Jun. 20, 2025	May 06, 2025	Sep. 06, 2024	Jul. 31, 2025	Dec. 31, 2023	Dec. 31, 2023	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Jan. 23, 2026
Stockholders’ Deficit [Line Items]
Preferred shares, shares authorized																		100,000,000	100,000,000
Preferred shares, par value (in Dollars per share)																		$ 0.0001	$ 0.0001
Preferred shares, shares issued																		0	0
Preferred shares, shares outstanding																		0	0
Shares issued, value (in Dollars)																$ 657,722	$ 2,870,496		$ 3,628,191
Subscription receivable (in Dollars)																2,480,727		$ 2,480,727
Conversio amount (in Dollars)																		4,137,288
Fair value of warrants (in Dollars)																(3,738,650)		4,613,800
Shares issued for services											5,072
Stock-based compensation (in Dollars)		$ 473,170																1,162,531
General and administrative expenses (in Dollars)															$ 333,781	9,310,114	3,117,588	11,928,581	2,111,753
Issuance of ordinary shares																$ 657,722	2,870,496		3,628,191
Purchase of shares																4,384,852
Purchase of shares (Amount)																$ 2,480,727
Outstanding indebtedness	$ 2,820,749
Fair value of debt	3,328,484
Loss on extinguishment of debt																$ (875,609)
Class of Warrant or Right, Outstanding																215,299
Warrants and Rights Outstanding																$ 1,105,150		4,843,800
Outstanding fees											$ 50,716
General and Administrative Expenses [Member]
Stockholders’ Deficit [Line Items]
Stock-based compensation (in Dollars)																		$ 32,301
Public Warrants [Member]
Stockholders’ Deficit [Line Items]
Number of warrants issued																		11,500,000
Warrant [Member]
Stockholders’ Deficit [Line Items]
Number of shares issued																		1
Number of warrants issued								150,709
Warrants and Rights Outstanding																$ 799,888
The June and July 2025 Notes [Member]
Stockholders’ Deficit [Line Items]
Number of shares converted													237,104
Senior Convertible Notes [Member]
Stockholders’ Deficit [Line Items]
Conversio amount (in Dollars)																		$ 917,016
Number of warrants issued																				64,590
Member of Board [Member]
Stockholders’ Deficit [Line Items]
Outstanding amount settled (in Dollars)											$ 50,716
Ordinary Shares [Member]
Stockholders’ Deficit [Line Items]
Ordinary shares, par value (in Dollars per share)																		$ 0.0001
Ordinary Shares [Member] | June 2024 Notes [Member]
Stockholders’ Deficit [Line Items]
Number of shares converted										555,781
Preferred Stock [Member]
Stockholders’ Deficit [Line Items]
Number of shares issued												609,250
Securities Purchase Agreement [Member] | Ordinary Shares [Member]
Stockholders’ Deficit [Line Items]
Number of shares issued																		466,631
Senior Convertible Notes Agreement [Member] | Warrant [Member]
Stockholders’ Deficit [Line Items]
Number of warrants issued																		215,299
Fair value of warrants (in Dollars)																		$ 799,888
Future Global Resources Limited (“FGR”) [Member] | Ordinary Shares [Member]
Stockholders’ Deficit [Line Items]
Number of shares issued																		4,384,852
Shares issued, value (in Dollars)																		$ 2,480,727
Issuance of ordinary shares																		$ 2,480,727
Blue Cayman 2 [Member]
Stockholders’ Deficit [Line Items]
Number of shares issued																4,384,852
Mr. Salgar [Member]
Stockholders’ Deficit [Line Items]
Stock-based compensation (in Dollars)									$ 32,301
Think Katalyst LLC [Member]
Stockholders’ Deficit [Line Items]
Stock-based compensation (in Dollars)						$ 1,076,667
General and administrative expenses (in Dollars)						$ 538,033										$ 538,333
Business Combination [Member]
Stockholders’ Deficit [Line Items]
Number of shares converted																		723,594
Subscription receivable (in Dollars)																		$ 2,480,727
Business Combination [Member] | Ordinary Shares [Member]
Stockholders’ Deficit [Line Items]
Number of shares issued																		394,204
Number of shares converted																		772,305
Business Combination [Member] | Blue Cayman 2 [Member]
Stockholders’ Deficit [Line Items]
Number of shares issued																		4,384,852
Class A Ordinary Shares [Member]
Stockholders’ Deficit [Line Items]
Ordinary shares, shares authorized																400,000,000		400,000,000	400,000,000
Ordinary shares, par value (in Dollars per share)																$ 0.0001		$ 0.0001	$ 0.0001
Ordinary shares, shares issued																43,301,723		34,677,492	9,776,421
Ordinary shares, shares outstanding																43,301,723		34,677,492	9,776,421
Number of shares converted																4,126,947
Shares issued for services									10,000
Loss on extinguishment of debt	$ 507,735
Warrants exercised			215,299
Class A Ordinary Shares [Member] | The June and July 2025 Notes [Member]
Stockholders’ Deficit [Line Items]
Number of shares converted													237,104
Class A Ordinary Shares [Member] | Senior Convertible Notes [Member]
Stockholders’ Deficit [Line Items]
Number of shares converted																1,026,309		321,189
Class A Ordinary Shares [Member] | Member of Board [Member]
Stockholders’ Deficit [Line Items]
Shares issued for services											5,072
Class A Ordinary Shares [Member] | Ordinary Shares [Member]
Stockholders’ Deficit [Line Items]
Number of shares issued														8,990,123		2,049,784	1,117,798		772,305
Number of shares converted																3,847,058
Shares issued, value (in Dollars)														$ 899		$ 205	$ 111		$ 77
Shares issued for services																2,447,500	432,891		13,993
Issuance of ordinary shares														$ 899		$ 205	$ 111		$ 77
Conversion of exercise warrants																279,889
Class A Ordinary Shares [Member] | Preferred Stock [Member]
Stockholders’ Deficit [Line Items]
Number of shares converted												12,185,000
Class A Ordinary Shares [Member] | Securities Purchase Agreement [Member]
Stockholders’ Deficit [Line Items]
Number of shares issued				5,072
Class A Ordinary Shares [Member] | City First Loan Agreement [Member]
Stockholders’ Deficit [Line Items]
Number of shares issued					250,000
Class A Ordinary Shares [Member] | Two Ritchie Facility Agreements [Member] | Ordinary Shares [Member]
Stockholders’ Deficit [Line Items]
Number of shares issued	2,820,749	2,447,500
Class A Ordinary Shares [Member] | Blue Cayman 2 [Member]
Stockholders’ Deficit [Line Items]
Number of shares issued																394,204
Class A Ordinary Shares [Member] | Mr. Salgar [Member]
Stockholders’ Deficit [Line Items]
Number of shares issued				10,000					10,000
Shares issued for services									10,000
Class A Ordinary Shares [Member] | Think Katalyst LLC [Member]
Stockholders’ Deficit [Line Items]
Number of shares issued				500,000		500,000
Shares issued for services						500,000
Commitment Shares [Member]
Stockholders’ Deficit [Line Items]
Number of shares issued								69,419
Commitment Shares [Member] | Tumin [Member]
Stockholders’ Deficit [Line Items]
Number of shares issued							69,419